DEFERRED TAX (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Deferred Tax [Abstract]
Summary of Amounts Determined After Appropriate Offsetting
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As of June 30, 2024	As of December 31, 2023
Deferred tax asset	6,694	7,134
Deferred tax liability	(2,208)	(2,008)
Deferred tax asset, net	4,486	5,126

Summary of Change in Deferred Income Tax
The change in the deferred tax account was as follows:

As of June 30, 2024
Deferred tax, net at the beginning of the period	5,126
Credited to the consolidated statement of comprehensive income (Note 22)	(450)
Translation differences	(190)
Deferred tax, net at the end of the period	4,486

Disclosure of Deferred Taxes Calculated on Temporary Differences
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance was comprised of the following:

	As of June 30, 2024	As of December 31, 2023
Intangible assets - deferred tax assets	5,273	5,797
Intangible assets - deferred tax liability	(3,151)	(3,193)
Trading losses and other allowances	2,364	2,522
Net deferred tax assets	4,486	5,126